Segments - Summary of Operating Segment Revenue, Net Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 329,308	$ 275,410	$ 1,228,409	$ 1,046,193
Share-based compensation expense (income)	3,968	5,945
Depreciation and amortization	5,267	4,751	19,772	18,234
Income taxes	3,833	0	4,556	0
Net income (loss)	9,273	7,095	(71,033)	37,720
Consolidated net income (loss)	9,448		(110,047)
Corporate Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	329,308	275,410	1,228,409	1,046,193
Employee expenses (excluding share-based compensation expense)	72,380	61,584	268,621	234,730
Share-based compensation expense (income)	3,968	5,945	131,490	(6,090)
Other segment items	234,417	195,270	871,725	758,740
Depreciation and amortization	5,267	4,751	19,772	18,234
Interest expense	170	765	3,278	2,859
Income taxes	3,833	0	4,556	0
Net income (loss)	9,273	7,095	(71,033)	37,720
Adjustments and reconciling items	0	0	0	0
Consolidated net income (loss)	$ 9,273	$ 7,095	$ (71,033)	$ 37,720